SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cash, FDIC insured amount	$ 250,000		$ 250,000		$ 250,000
Cash equivalents	0		0		0	$ 0
Inventory write-downs			0	$ 0	0	0
Marketing and advertising expense	$ 229,244	$ 797,263	1,081,627	$ 912,997	$ 2,097,505	$ 352,860
Impairment of indefinite lived intangible assets			$ 0
Mango Rx U K Limited [Member]
Property, Plant and Equipment [Line Items]
Equity method investment ownership percentage.	100.00%		100.00%
Mango Rx U K Limited [Member] | Mango Rx I P Holdings L L C [Member]
Property, Plant and Equipment [Line Items]
Equity method investment ownership percentage.	98.00%		98.00%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives	3 years		3 years		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives	5 years		5 years		5 years
Options [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities			2,366,667		2,650,000	1,250,000
Warrant [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities			6,185,000		1,343,000	2,000,000
Derivative [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities			0		0